Note 28 - Financial Instruments and Risks - Fair Value Hierarchy (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Financial asset at fair value through profit and loss	R$ 1,700.0	R$ 14.6
Derivatives assets at fair value through profit and loss	142.6	37.6
Derivatives - operational hedge	366.7	135.7
Total	2,209.3	187.9
Financial liabilities at fair value through profit and loss	3,493.7	3,092.2
Derivatives liabilities at fair value through profit and loss		17.9
Derivatives liabilities - operational hedge	329.8	337.5
Total	3,823.5	3,447.6
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial asset at fair value through profit and loss	1,700.0	14.6
Derivatives assets at fair value through profit and loss
Derivatives - operational hedge	85.5	25.1
Total	1,785.5	39.7
Financial liabilities at fair value through profit and loss
Derivatives liabilities at fair value through profit and loss
Derivatives liabilities - operational hedge	102.6	43.2
Total	102.6	43.2
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial asset at fair value through profit and loss
Derivatives assets at fair value through profit and loss	142.6	37.6
Derivatives - operational hedge	281.2	110.6
Total	423.8	148.2
Financial liabilities at fair value through profit and loss
Derivatives liabilities at fair value through profit and loss		17.9
Derivatives liabilities - operational hedge	227.2	294.3
Total	227.2	312.2
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial asset at fair value through profit and loss
Derivatives assets at fair value through profit and loss
Derivatives - operational hedge
Total
Financial liabilities at fair value through profit and loss	3,493.7	3,092.2
Derivatives liabilities at fair value through profit and loss
Derivatives liabilities - operational hedge
Total	R$ 3,493.7	R$ 3,092.2